Summary of Significant Accounting Policies and Practices - Additional Information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2018 CNY (¥)
Summary Of Significant Accounting Policies And Practices [Line Items]
Foreign currency translation rate	6.3726				6.3726
Cash and cash equivalents	$ 39,326				¥ 250,608,000		¥ 113,423,000
Restricted cash	4,440				28,294,000		7,500,000
Allowance for doubtful accounts	28			¥ 833,000	¥ 182,000	$ 76	¥ 485,000	¥ 1,847,000
Depreciation expense recorded in cost of goods sold	$ 1,940	¥ 12,365,000	¥ 41,722,000	¥ 41,451,000
Depreciation recorded in cost of goods sold, percent	71.00%	71.00%	14.40%	37.30%
Depreciation recorded in administrative and selling expenses, percent	29.00%	29.00%	85.60%	62.70%
- Depreciation of property, plant and equipment	$ 1,940	¥ 12,365,000	¥ 41,722,000	¥ 41,451,000
Research and Development Expense	$ 2,010	¥ 12,811,000	¥ 11,413,000	¥ 9,449,000
Value Added Tax Rate	13.00%	13.00%
Common Stock, Par or Stated Value Per Share	$ 0.519008					$ 0.519008
Land use rights, period of rights	30 years	30 years
Scenario, Previously Reported [Member]
Summary Of Significant Accounting Policies And Practices [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.129752
Construction in Progress
Summary Of Significant Accounting Policies And Practices [Line Items]
- Depreciation of property, plant and equipment | ¥		¥ 0